Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

	As of December 31, 2014
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$796	$81,510	$—	$82,306
Accounts receivable, net of allowance for doubtful accounts	—	233,791	—	233,791
Deferred income tax assets	—	18,893	—	18,893
Prepaid expenses and other current assets	2,267	26,979	—	29,246
Total current assets	3,063	361,173	—	364,236
Property and equipment, net	7	244,146	—	244,153
Due from affiliates	—	180,610	(180,610)	—
Investment in consolidated subsidiaries	1,740,062	—	(1,740,062)	—
Goodwill	—	1,702,569	—	1,702,569
Intangible assets, net	133,500	1,405,894	—	1,539,394
Other assets, net	152,689	17,270	(149,647)	20,312
Total assets	$2,029,321	$3,911,662	$(2,070,319)	$3,870,664
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$16,399	$—	$16,399
Accrued expenses	4,935	170,271	—	175,206
Deferred revenues	—	10,518	—	10,518
Current portion of long-term debt	6,709	20,599	—	27,308
Total current liabilities	11,644	217,787	—	229,431
Due to affiliates	180,610	—	(180,610)	—
Long-term debt, excluding current portion	771,019	1,375,578	—	2,146,597
Deferred income tax liabilities	—	562,874	(149,647)	413,227
Tax receivable agreement obligations to related parties	163,983	—	—	163,983
Other long-term liabilities	—	15,361	—	15,361
Commitments and contingencies
Equity	902,065	1,740,062	(1,740,062)	902,065
Total liabilities and equity	$2,029,321	$3,911,662	$(2,070,319)	$3,870,664

Condensed Consolidating Balance Sheet

	As of December 31, 2013
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$2,794	$73,744	$—	$76,538
Accounts receivable, net of allowance for doubtful accounts	—	214,247	—	214,247
Deferred income tax assets	—	6,317	—	6,317
Prepaid expenses and other current assets	3,441	23,578	—	27,019
Total current assets	6,235	317,886	—	324,121
Property and equipment, net	10	269,460	—	269,470
Due from affiliates	—	69,142	(69,142)	—
Investment in subsidiaries	1,764,213	—	(1,764,213)	—
Goodwill	—	1,502,434	—	1,502,434
Intangible assets, net	142,500	1,490,188	—	1,632,688
Other assets, net	64,536	14,949	(60,316)	19,169
Total assets	$1,977,494	$3,664,059	$(1,893,671)	$3,747,882
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$8,367	$—	$8,367
Accrued expenses	8,205	122,944	—	131,149
Deferred revenues	—	10,881	—	10,881
Current portion of long-term debt	5,775	25,555	—	31,330
Total current liabilities	13,980	167,747	—	181,727
Due to affiliates	69,142	—	(69,142)	—
Long-term debt, excluding current portion	775,330	1,223,696	—	1,999,026
Deferred income tax liabilities	—	496,579	(60,316)	436,263
Tax receivable agreement obligations to related parties	150,496	—	—	150,496
Other long-term liabilities	—	11,824	—	11,824
Commitments and contingencies	—	—	—	—
Total equity	968,546	1,764,213	(1,764,213)	968,546
Total liabilities and equity	$1,977,494	$3,664,059	$(1,893,671)	$3,747,882

Condensed Consolidating Statement Of Operations

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2014
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Revenue:
Solutions revenue	$—	$1,006,949	$—	1,006,949
Postage revenue	—	343,464	—	343,464
Total revenue	—	1,350,413	—	$1,350,413
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	462,332	—	462,332
Development and engineering	—	32,956	—	32,956
Sales, marketing, general and administrative	17,126	181,253	—	198,379
Postage	—	343,464	—	343,464
Depreciation and amortization	9,003	180,215	—	189,218
Accretion	14,446	—	—	14,446
Impairment of long-lived assets	—	83,169	—	83,169
Operating income (loss)	(40,575)	67,024	—	26,449
Equity in earnings of consolidated subsidiaries	31,409	—	(31,409)	—
Interest expense, net	93,471	53,358	—	146,829
Loss on extinguishment of debt	—	—	—	—
Contingent consideration	—	1,307	—	1,307
Other	(111)	(3,857)	—	(3,968)
Income (loss) before income tax provision (benefit)	(165,344)	16,216	31,409	(117,719)
Income tax provision (benefit)	(89,490)	47,625	—	(41,865)
Net income (loss)	$(75,854)	$(31,409)	$31,409	$(75,854)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2013
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Revenue:
Solutions revenue	$—	$930,713	$—	930,713
Postage revenue	—	311,854	—	311,854
Total revenue	$—	$1,242,567	$—	$1,242,567
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	447,324	—	447,324
Development and engineering	—	31,426	—	31,426
Sales, marketing, general and administrative	12,321	157,730	—	170,051
Postage	—	311,854	—	311,854
Depreciation and amortization	9,004	174,835	—	183,839
Accretion	26,470	—	—	26,470
Impairment of long-lived assets	—	10,619	—	10,619
Operating income (loss)	(47,795)	108,779	—	60,984
Equity in earnings of consolidated subsidiaries	(14,159)	—	14,159	—
Interest expense, net	94,021	59,148	—	153,169
Loss on extinguishment of debt	485	22,675	—	23,160
Contingent consideration	—	(69)	—	(69)
Other	(2,925)	(1,208)	—	(4,133)
Income (loss) before income tax provision (benefit)	(125,217)	28,233	(14,159)	(111,143)
Income tax provision (benefit)	(50,759)	14,074	—	(36,685)
Net income (loss)	$(74,458)	$14,159	$(14,159)	$(74,458)

Condensed Consolidating Statement of Operations

	Year Ended December 31, 2012
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Revenue:
Solutions revenue	$—	$843,394	$—	843,394
Postage revenue	—	308,919	—	308,919
Total revenue	$—	$1,152,313	$—	$1,152,313
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	388,480	—	388,480
Development and engineering	—	33,271	—	33,271
Sales, marketing, general and administrative	9,072	137,940	—	147,012
Postage	—	308,919	—	308,919
Depreciation and amortization	9,004	178,221	—	187,225
Accretion	8,666	—	—	8,666
Impairment of long-lived assets	—	1,865	—	1,865
Operating income (loss)	(26,742)	103,617	—	76,875
Equity in earnings of consolidated subsidiaries	(3,400)	—	3,400	—
Interest expense, net	94,089	78,164	—	172,253
Loss on extinguishment of debt	495	21,358	—	21,853
Contingent consideration	—	—	—	—
Other	1,250	—	—	1,250
Income (loss) before income tax provision (benefit)	(119,176)	4,095	(3,400)	(118,481)
Income tax provision (benefit)	(40,841)	695	—	(40,146)
Net income (loss)	$(78,335)	$3,400	$(3,400)	$(78,335)

Condensed Consolidating Statement Of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Year Ended December 31, 2014
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Net income (loss)	$(75,854)	$(31,409)	$31,409	$(75,854)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(393)	—	—	(393)
Foreign currency translation adjustment	—	(219)	—	(219)
Equity in other comprehensive earnings	(219)	—	219	—
Other comprehensive income (loss)	(612)	(219)	219	(612)
Total comprehensive income (loss)	$(76,466)	$(31,628)	$31,628	$(76,466)

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Year Ended December 31, 2013
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Net income (loss)	$(74,458)	$14,159	$(14,159)	$(74,458)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	2,583	—	—	2,583
Foreign currency translation adjustment	—	(137)	—	(137)
Equity in other comprehensive earnings	(137)	—	137	—
Other comprehensive income (loss)	2,446	(137)	137	2,446
Total comprehensive income (loss)	$(72,012)	$14,022	$(14,022)	$(72,012)

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Year Ended December 31, 2012
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Net income (loss)	$(78,335)	$3,400	$(3,400)	$(78,335)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(3,662)	—	—	(3,662)
Foreign currency translation adjustment	—	67	—	67
Equity in other comprehensive earnings	67	—	(67)	—
Other comprehensive income (loss)	(3,595)	67	(67)	(3,595)
Total comprehensive income (loss)	$(81,930)	$3,467	$(3,467)	$(81,930)

Condensed Consolidating Statement Of Cash Flows

	Year Ended December 31, 2014
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Operating activities
Net income (loss)	$(75,854)	$(31,409)	$31,409	$(75,854)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	9,003	180,215	-	189,218
Accretion	14,446	-	-	14,446
Equity compensation	335	6,999	-	7,334
Deferred income tax expense (benefit)	(89,089)	45,697	-	(43,392)
Amortization of debt discount and issuance costs	2,704	5,143	-	7,847
Contingent consideration	-	1,307	-	1,307
Gain on sale of cost method investment	(114)	-	-	(114)
Impairment of long lived assets	-	83,169	-	83,169
Equity in earnings of consolidated subsidiaries	31,409	-	(31,409)	-
Other	(1,089)	(1,166)	-	(2,255)
Changes in operating assets and liabilities:
Accounts receivable	-	(6,824)	-	(6,824)
Prepaid expenses and other	773	(237)	-	536
Accounts payable	-	4,591	-	4,591
Accrued expenses, deferred revenue, and other liabilities	(7,908)	34,558	-	26,650
Tax receivable agreement obligations to related parties	(988)	-	-	(988)
Due to/from affiliates	111,582	(111,582)	-	-
Net cash provided (used in) by operating activities	(4,790)	210,461	-	205,671
Investing activities
Purchases of property and equipment	-	(55,926)	-	(55,926)
Payments for acquisitions, net of cash acquired	-	(252,772)	-	(252,772)
Proceeds from sale of cost method investment	677	-	-	677
Other	-	(139)	-	(139)
Investment in subsidiary	95	-	(95)	-
Net cash provided by (used in) investing activities	772	(308,837)	(95)	(308,160)
Financing activities
Distributions from (to) Emdeon Inc. net	-	(95)	95	-
Proceeds from Term Loan Facility	-	157,600	-	157,600
Payments on Term Loan Facility	(276)	(13,003)	-	(13,279)
Payment of debt assumed from acquisition	-	(25,262)	-	(25,262)
Proceeds from Revolving Facility	-	183,000	-	183,000
Payments on Revolving Facility	-	(183,000)	-	(183,000)
Payment of loan costs	-	(2,096)	-	(2,096)
Repayment of deferred financing arrangements	-	(10,741)	-	(10,741)
Repurchase of Parent common stock	(960)	(261)	-	(1,221)
Capital contribution from Parent	3,256	-	-	3,256
Net cash provided by (used in) financing activities	2,020	106,142	95	108,257
Net decrease in cash and cash equivalents	(1,998)	7,766	-	5,768
Cash and cash equivalents at beginning of period	2,794	73,744	-	76,538
Cash and cash equivalents at end of period	$796	$81,510	$-	$82,306

Condensed Consolidating Statement of Cash Flows

	As of December 31, 2013
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Operating activities
Net income (loss)	$(74,458)	$14,159	$(14,159)	$(74,458)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	9,004	174,835	-	183,839
Accretion expense	26,470	-	-	26,470
Equity compensation expense	240	6,781	-	7,021
Deferred income tax expense (benefit)	(49,195)	9,640	-	(39,555)
Amortization of debt discount and issuance costs	2,501	5,974	-	8,475
Contingent consideration	-	(69)	-	(69)
Gain on sale of cost method investment	(2,925)	-	-	(2,925)
Loss on extinguishment of debt	478	22,350	-	22,828
Impairment of long lived assets	-	10,619	-	10,619
Equity in earnings of consolidated subsidiaries	(14,159)	-	14,159	-
Other	(822)	(1,140)	-	(1,962)
Changes in operating assets and liabilities:
Accounts receivable	-	(20,791)	-	(20,791)
Prepaid expenses and other	(2,402)	3,844	-	1,442
Accounts payable	-	1,335	-	1,335
Accrued expenses, deferred revenue, and other liabilities	3,171	26,102	-	29,273
Tax receivable agreement obligations to related parties	(1,142)	-	-	(1,142)
Due to/from affiliates	6,209	(6,209)	-	-
Net cash provided by (used in) operating activities	(97,030)	247,430	-	150,400
Investing activities
Purchases of property and equipment	(11)	(71,075)	-	(71,086)
Payments for acquisitions, net of cash acquired	-	(18,291)	-	(18,291)
Proceeds from sale of cost method investment	96,475	(90,655)	-	5,820
Investment in subsidiaries, net	5,821	-	(5,821)	-
Net cash provided by (used in) investing activities	102,285	(180,021)	(5,821)	(83,557)
Financing activities
Distributions from (to) Emdeon Inc., net	-	(5,821)	5,821	-
Payments on Term Loan Facility	(280)	(12,632)	-	(12,912)
Payment of debt assumed from acquisition	-	(218)	-	(218)
Payment of loan costs	-	(2,178)	-	(2,178)
Repayment of deferred financing arrangements	(4,321)	(3,243)	-	(7,564)
Repurchase of Parent common stock	(613)	-	-	(613)
Capital contribution from Parent	1,999	-		1,999
Other	-	(582)	-	(582)
Net cash provided by (used in) financing activities	(3,215)	(24,674)	5,821	(22,068)
Net increase (decrease) in cash and cash equivalents	2,040	42,735	-	44,775
Cash and cash equivalents at beginning of period	754	31,009	-	31,763
Cash and cash equivalents at end of period	$2,794	$73,744	$-	$76,538

Condensed Consolidating Statement of Cash Flows

	As of December 31, 2012
		Guarantor	Consolidating
	Emdeon Inc.	Subsidiaries	Adjustments	Consolidated
Operating activities
Net income (loss)	$(78,335)	$3,400	$(3,400)	$(78,335)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	9,004	178,221	-	187,225
Accretion expense	8,666	-	-	8,666
Equity compensation expense	27	6,815	-	6,842
Deferred income tax expense (benefit)	(40,841)	2,394	-	(38,447)
Amortization of debt discount and issuance costs	2,265	7,920	-	10,185
Loss on extinguishment of debt	495	17,798	-	18,293
Impairment of long lived assets	-	1,865	-	1,865
Equity in earnings of consolidated subsidiaries	(3,400)	-	3,400	-
Other	-	820	-	820
Changes in operating assets and liabilities:
Accounts receivable	-	1,601	-	1,601
Prepaid expenses and other	1,438	(13,534)	-	(12,096)
Accounts payable	-	(2,149)	-	(2,149)
Accrued expenses, deferred revenue, and other liabilities	(14,244)	(10,972)	-	(25,216)
Tax receivable agreement obligations to related parties	(334)	-	-	(334)
Due to/from affiliates	7,463	(7,463)	-	-
Net cash provided by (used in) operating activities	(107,796)	186,716	-	78,920
Investing activities
Purchases of property and equipment	-	(62,054)	-	(62,054)
Payments for acquisitions, net of cash acquired	-	(59,011)	-	(59,011)
Investment in subsidiaries, net	112,067	-	(112,067)	-
Net cash provided by (used in) investing activities	112,067	(121,065)	(112,067)	(121,065)
Financing activities
Distributions from (to) Emdeon Inc., net	-	(112,067)	112,067	-
Proceeds from Term Loan Facility	-	70,351	-	70,351
Payments on Term Loan Facility	(259)	(12,558)	-	(12,817)
Payments on Revolving Facility	-	(15,000)	-	(15,000)
Payment of loan costs	(34)	(2,026)	-	(2,060)
Repayment of deferred financing arrangements	(3,796)	-	-	(3,796)
Repurchase of Parent common stock	-	(317)	-	(317)
Other	-	(376)	-	(376)
Net cash provided by (used in) financing activities	(4,089)	(71,993)	112,067	35,985
Net increase (decrease) in cash and cash equivalents	182	(6,342)	-	(6,160)
Cash and cash equivalents at beginning of period	572	37,351	-	37,923
Cash and cash equivalents at end of period	$754	$31,009	$-	$31,763